Business Segment Information	3 Months Ended
Mar. 31, 2014
Business Segment Information [Abstract]
Business Segment Information

NOTE 14 — BUSINESS SEGMENT INFORMATION

Management’s Policy in Identifying Reportable Segments

CIT’s reportable segments are comprised of business units that are aggregated into segments primarily based upon industry categories, geography, target markets and customers served, and, to a lesser extent, the core competencies relating to product origination, distribution methods, operations and servicing and the nature of their regulatory environment. This segment reporting is consistent with the presentation of financial information to management.

Types of Products and Services

In December 2013, the Company announced organization changes that became effective January 1, 2014. Management changed its operating segments to (i) realign and simplify its businesses and organizational structure, (ii) streamline and consolidate certain business processes to achieve greater operating efficiencies, and (iii) leverage CIT’s operational capabilities for the benefit of its clients and customers. Effective January 1, 2014, CIT manages its business and reports financial results in three operating segments: (1) Transportation & International Finance (“TIF”); (2) North American Commercial Finance (“NACF”); and (3) Non-Strategic Portfolios (“NSP”). These are discussed further in “Results By Business Segments”.

The change in segment reporting does not affect CIT’s historical consolidated results of operations. The discussions below reflect the new reporting segments; all prior period comparisons have been conformed and are consistent with the presentation of financial information to management.

TIF offers secured lending and leasing products to midsize and larger companies across the aerospace, rail and maritime industries, as well as international finance, which includes corporate lending and equipment financing businesses in China and the U.K.  Revenues generated by TIF include rents collected on leased assets, interest on loans, fees, and gains from assets sold.

NACF offers secured lending as well as other financial products and services predominately to small and midsize companies in the U.S. and Canada. These include secured revolving lines of credit and term loans, leases, accounts receivable credit protection, accounts receivable collection, import and export financing, factoring, debtor-in-possession and turnaround financing and receivable advisory services.  Revenues generated by NACF include interest earned on loans, rents collected on leased assets, fees and other revenue from leasing activities and capital markets transactions, and commissions earned on factoring and related activities.

Non-Strategic Portfolios (“NSP”) consists of portfolios that were determined to be subscale or no longer part of our long-term strategy. Included in NSP at March 31, 2014 are a  small business lending portfolio and other international portfolios, including certain ones in Latin America (including Mexico) and Europe.

Segment Income Statement and Assets

In the table that follows, Corporate and Other includes certain non-allocated items such as unallocated interest expense, primarily related to corporate liquidity costs (Interest Expense), mark-to-market adjustments on non-qualifying derivatives (Other Income) and restructuring charges for severance and facilities exit activities (Operating Expenses).

Business Segments (dollars in millions)

	Transportation & International	North American	Non-Strategic	Corporate &	Total
	Finance	Commercial Finance	Portfolios	Other	CIT
Quarter Ended March 31, 2014
Interest income	$ 76.7	$ 193.4	$ 28.4	$ 3.7	$ 302.2
Interest expense	(160.7)	(68.9)	(24.9)	(17.4)	(271.9)
Provision for credit losses	(12.4)	(23.2)	(1.0)	(0.1)	(36.7)
Rental income on operating leases	459.6	22.8	9.5	-	491.9
Other income	7.2	61.8	4.4	(2.3)	71.1
Depreciation on operating lease equipment	(121.7)	(21.9)	(5.2)	-	(148.8)
Maintenance and other operating lease expenses	(51.6)	-	-	-	(51.6)
Operating expenses	(79.5)	(121.5)	(19.2)	(13.3)	(233.5)
Income (loss) from continuing operations before (provision) benefit for income taxes	$ 117.6	$ 42.5	$ (8.0)	$ (29.4)	$ 122.7
Select Period End Balances
Loans	$ 3,553.5	$ 14,902.8	$ 115.4	$ -	$ 18,571.7
Credit balances of factoring clients	-	(1,213.5)	-	-	(1,213.5)
Assets held for sale	92.6	67.0	959.8	-	1,119.4
Operating lease equipment, net	13,926.9	210.1	45.4	-	14,182.4
Quarter Ended March 31, 2013
Interest income	$ 56.6	$ 219.3	$ 43.9	$ 2.7	$ 322.5
Interest expense	(144.1)	(78.6)	(36.8)	(14.6)	(274.1)
Provision for credit losses	5.6	(24.9)	(0.3)	0.1	(19.5)
Rental income on operating leases	417.4	23.8	35.2	-	476.4
Other income	16.8	63.7	(9.9)	(0.6)	70.0
Depreciation on operating lease equipment	(108.0)	(16.3)	(9.0)	-	(133.3)
Maintenance and other operating lease expenses	(42.4)	-	-	-	(42.4)
Operating expenses	(63.4)	(128.1)	(38.5)	(0.9)	(230.9)
Income (loss) from continuing operations before (provision) benefit for income taxes	$ 138.5	$ 58.9	$ (15.4)	$ (13.3)	$ 168.7
Select Period End Balances
Loans	$ 2,958.0	$ 14,094.2	$ 1,473.5	$ -	$ 18,525.7
Credit balances of factoring clients	-	(1,237.7)	-	-	(1,237.7)
Assets held for sale	214.1	8.5	424.2	-	646.8
Operating lease equipment, net	12,024.6	183.8	82.2	-	12,290.6